ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%

Apparel – 1.0%
Ralph Lauren Corp.	1,620	$507,967

Auto Parts & Equipment – 2.9%
Allison Transmission Holdings, Inc.	4,858	412,347
Gentex Corp.	17,655	499,636
Phinia, Inc.	9,256	532,035
Total Auto Parts & Equipment		1,444,018

Banks – 3.8%
Bank of America Corp.	9,350	482,366
First Citizens BancShares, Inc., Class A	232	415,085
JPMorgan Chase & Co.	1,550	488,917
Wells Fargo & Co.	5,800	486,156
Total Banks		1,872,524

Biotechnology – 0.9%
Royalty Pharma PLC, Class A	13,081	461,498

Chemicals – 1.0%
Sherwin-Williams Co. (The)	1,400	484,764

Commercial Services – 3.9%
John Wiley & Sons, Inc., Class A	12,087	489,161
PROG Holdings, Inc.	14,812	479,316
United Rentals, Inc.	535	510,743
Verisk Analytics, Inc.	1,678	422,034
Total Commercial Services		1,901,254

Computers – 5.1%
Accenture PLC, Class A (Ireland)	2,000	493,200
Amdocs Ltd.	4,902	402,209
Apple, Inc.	2,247	572,154
Dell Technologies, Inc., Class C	3,650	517,460
NetApp, Inc.	4,355	515,893
Total Computers		2,500,916

Distribution/Wholesale – 1.0%
Pool Corp.(a)	1,593	493,942

Diversified Financial Services – 4.2%
Affiliated Managers Group, Inc.	2,365	563,887
Pagseguro Digital Ltd., Class A (Brazil)	59,092	590,920
SEI Investments Co.	5,478	464,808
Visa, Inc., Class A	1,234	421,263
Total Diversified Financial Services		2,040,878

Electric – 1.0%
NRG Energy, Inc.	2,903	470,141

Electronics – 4.3%
CTS Corp.	11,850	473,289
Honeywell International, Inc.	2,340	492,570
Napco Security Technologies, Inc.	15,961	685,525
Vontier Corp.	11,181	469,267
Total Electronics		2,120,651

Engineering & Construction – 2.0%
EMCOR Group, Inc.	756	491,052
Jacobs Solutions, Inc.	3,293	493,489
Total Engineering & Construction		984,541

Entertainment – 2.9%
Churchill Downs, Inc.	4,345	421,509
Monarch Casino & Resort, Inc.	4,542	480,725
TKO Group Holdings, Inc.	2,650	535,194
Total Entertainment		1,437,428

Environmental Control – 0.9%
Tetra Tech, Inc.	12,739	425,228
Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare - Services – 2.0%
HCA Healthcare, Inc.	1,187	$505,899
UnitedHealth Group, Inc.	1,400	483,420
Total Healthcare - Services		989,319

Home Builders – 2.2%
DR Horton, Inc.	3,259	552,303
PulteGroup, Inc.	4,128	545,432
Total Home Builders		1,097,735

Insurance – 6.8%
Essent Group Ltd.	7,604	483,310
Everest Group Ltd.	1,383	484,368
Globe Life, Inc.	3,320	474,660
Hartford Insurance Group, Inc. (The)	3,532	471,134
Marsh & McLennan Cos., Inc.	2,340	471,580
MGIC Investment Corp.	17,107	485,326
RenaissanceRe Holdings Ltd. (Bermuda)	1,775	450,726
Total Insurance		3,321,104

Internet – 4.1%
Alphabet, Inc., Class C	2,429	591,583
Booking Holdings, Inc.	82	442,740
Meta Platforms, Inc., Class A	640	470,003
VeriSign, Inc.	1,748	488,689
Total Internet		1,993,015

Iron/Steel – 1.9%
Nucor Corp.	3,600	487,548
Reliance, Inc.	1,532	430,232
Total Iron/Steel		917,780

Lodging – 2.9%
Boyd Gaming Corp.(a)	5,488	474,437
Hilton Worldwide Holdings, Inc.	1,827	473,997
Wyndham Hotels & Resorts, Inc.(a)	5,722	457,188
Total Lodging		1,405,622

Machinery - Construction & Mining – 1.0%
Caterpillar, Inc.	1,050	501,007

Machinery - Diversified – 3.0%
Graco, Inc.	5,530	469,829
Otis Worldwide Corp.	5,437	497,105
Toro Co. (The)	6,567	500,405
Total Machinery - Diversified		1,467,339

Media – 1.0%
New York Times Co. (The), Class A	8,879	509,655

Miscellaneous Manufacturing – 3.0%
A.O. Smith Corp.	6,587	483,552
Illinois Tool Works, Inc.	1,850	482,406
Parker-Hannifin Corp.	650	492,797
Total Miscellaneous Manufacturing		1,458,755

Office Furnishings – 0.9%
HNI Corp.(a)	9,085	425,632

Oil & Gas – 6.1%
APA Corp.(a)	24,195	587,455
ConocoPhillips	5,100	482,409
Devon Energy Corp.	13,700	480,322
EOG Resources, Inc.	3,871	434,016
Exxon Mobil Corp.	4,300	484,825
Marathon Petroleum Corp.	2,793	538,323
Total Oil & Gas		3,007,350

Oil & Gas Services – 1.0%
TechnipFMC PLC (United Kingdom)	12,837	506,420

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals – 2.2%
Premier, Inc., Class A	21,632	$601,369
Zoetis, Inc.	3,165	463,103
Total Pharmaceuticals		1,064,472

Real Estate – 1.0%
St Joe Co. (The)	9,776	483,716

Retail – 5.9%
Bath & Body Works, Inc.	15,958	411,078
FirstCash Holdings, Inc.	3,515	556,847
McDonald’s Corp.	1,600	486,224
Murphy USA, Inc.(a)	1,143	443,781
TJX Cos., Inc. (The)	3,545	512,394
Yum! Brands, Inc.	3,124	474,848
Total Retail		2,885,172

Semiconductors – 6.5%
Analog Devices, Inc.	2,000	491,400
Applied Materials, Inc.	2,538	519,630
KLA Corp.	517	557,636
Lam Research Corp.	4,846	648,880
NVIDIA Corp.	2,700	503,766
QUALCOMM, Inc.	2,900	482,444
Total Semiconductors		3,203,756

Software – 4.6%
Bentley Systems, Inc., Class B	7,999	411,789
Broadridge Financial Solutions, Inc.	2,050	488,248
Concentrix Corp.(a)	8,986	414,704
Microsoft Corp.	950	492,053
MSCI, Inc.	810	459,602
Total Software		2,266,396

Telecommunications – 2.7%
Cisco Systems, Inc.	7,200	492,624
Iridium Communications, Inc.	19,019	332,072
T-Mobile US, Inc.	2,000	478,760
Total Telecommunications		1,303,456

Transportation – 5.7%
CMB Tech NV (Belgium)(a)(b)	54,373	510,563
CSX Corp.	13,232	469,868
JB Hunt Transport Services, Inc.	3,229	433,235
Matson, Inc.	3,980	392,388
Old Dominion Freight Line, Inc.	3,500	492,730
Ryder System, Inc.	2,627	495,557
Total Transportation		2,794,341

Total Common Stocks (Cost $45,915,471)		48,747,792

MONEY MARKET FUND – 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(c)(d) (Cost $528,970)	528,970	528,970

Total Investments – 100.5% (Cost $46,444,441)		49,276,762
Liabilities in Excess of Other Assets – (0.5%)		(243,373)
Net Assets – 100.0%		$49,033,389

PLC - Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,731,350; the aggregate market value of the collateral held by the fund is $3,860,421. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,331,451.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of September 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$48,747,792	$–	$–	$48,747,792
Money Market Fund	528,970	–	–	528,970
Total	$49,276,762	$–	$–	$49,276,762

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	1.0%
Auto Parts & Equipment	2.9
Banks	3.8
Biotechnology	0.9
Chemicals	1.0
Commercial Services	3.9
Computers	5.1
Distribution/Wholesale	1.0
Diversified Financial Services	4.2
Electric	1.0
Electronics	4.3
Engineering & Construction	2.0
Entertainment	2.9
Environmental Control	0.9
Healthcare - Services	2.0
Home Builders	2.2
Insurance	6.8
Internet	4.1
Iron/Steel	1.9
Lodging	2.9
Machinery - Construction & Mining	1.0
Machinery - Diversified	3.0
Media	1.0
Miscellaneous Manufacturing	3.0
Office Furnishings	0.9
Oil & Gas	6.1
Oil & Gas Services	1.0
Pharmaceuticals	2.2
Real Estate	1.0
Retail	5.9
Semiconductors	6.5
Software	4.6

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Telecommunications	2.7
Transportation	5.7
Money Market Fund	1.1
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%